Submission	Aug. 07, 2024
Submission [Line Items]
Central Index Key	0001628171
Registrant Name	Revolution Medicines, Inc.
Registration File Number	333-277640
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES